Document and Entity Information	Apr. 25, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000079282
Document Type	8-K
Document Period End Date	Apr. 25, 2022
Entity Registrant Name	BROWN & BROWN, INC.
Entity Incorporation State Country Code	FL
Entity File Number	001-13619
Entity Tax Identification Number	59-0864469
Entity Address, Address Line One	300 North Beach Street
Entity Address, City or Town	Daytona Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32114
City Area Code	386
Local Phone Number	252-9601
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, $0.10 Par Value
Trading Symbol	BRO
Security Exchange Name	NYSE